Impact on Adoption of New IFRS - Impact of Adoption of IFRS 15 and IFRS 9 on Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 85,444	$ 99,829	$ 99,829	$ 69,803	$ 41,854
Investments	67,913	120,960	120,960
Trade receivables, net	73,872	71,462	71,388
Unbilled revenue	66,752	61,721	61,721
Funds held for clients	7,063	10,066	10,066
Derivative assets	13,394	11,738	11,738
Contract assets	4,190
Prepayment and other current assets	16,783	26,367	24,847
Total current assets	335,411	402,143	400,549
Non-current assets:
Goodwill	130,811	135,186	135,186
Intangible assets	80,188	89,652	89,652
Property and equipment	60,998	60,606	60,606
Derivative assets	5,687	3,245	3,245
Deferred tax assets	23,772	25,619	27,395
Investments	82,487	542	542
Contract assets	22,037
Other non-currentassets	44,239	48,165	42,388
Total non-currentassets	450,219	363,015	359,014
TOTAL ASSETS	785,630	765,158	759,563	704,123
Current liabilities:
Trade payables	17,831	19,703	19,703
Provisions and accrued expenses	27,619	28,826	28,826
Derivative liabilities	2,096	6,466	6,466
Pension and other employee obligations	68,121	64,617	64,617
Current portion of long-term debt	27,969	27,740	27,740
Contract liabilities	5,427	2,935	2,908
Current taxes payable	2,603	1,262	1,262
Other liabilities	10,294	15,739	15,739
Total current liabilities	161,960	167,288	167,261
Non-currentliabilities:
Derivative liabilities	307	2,289	2,289
Pension and other employee obligations	11,248	9,621	9,621
Long- term debt	33,422	61,391	61,391
Contract liabilities	6,609	608	571
Other non-currentliabilities	8,959	11,662	11,662
Deferred tax liabilities	10,706	11,816	11,812
Total non-current liabilities	71,251	97,387	97,346
TOTAL LIABILITIES	233,211	264,675	264,607	289,057
Shareholders' equity:
Share capital	8,056	8,533	8,533
Share premium	269,529	371,764	371,764
Retained earnings	478,145	372,712	364,424
Other components of equity	(146,894)	(118,295)	(115,534)
Less: shares, held in treasury, at cost	(56,417)	(134,231)	(134,231)
Total shareholders' equity	552,419	500,483	494,956	$ 415,066	$ 408,189
TOTAL LIABILITIES AND EQUITY	785,630	$ 765,158	759,563
Adoption Of IFRS 9 And 15 [member]
Current assets:
Cash and cash equivalents	85,444		99,829
Investments	67,913
Trade receivables, net	73,872
Unbilled revenue	66,752
Funds held for clients	7,063
Derivative assets	13,394
Contract assets	4,190
Prepayment and other current assets	16,783
Total current assets	335,411
Non-current assets:
Goodwill	130,811
Intangible assets	80,188
Property and equipment	60,998
Derivative assets	5,687
Deferred tax assets	23,772
Investments	82,487
Contract assets	22,037
Other non-currentassets	44,239
Total non-currentassets	450,219
TOTAL ASSETS	785,630
Current liabilities:
Trade payables	17,831
Provisions and accrued expenses	27,619
Derivative liabilities	2,096
Pension and other employee obligations	68,121
Current portion of long-term debt	27,969
Contract liabilities	5,427
Current taxes payable	2,603
Other liabilities	10,294
Total current liabilities	161,960
Non-currentliabilities:
Derivative liabilities	307
Pension and other employee obligations	11,248
Long- term debt	33,422
Contract liabilities	6,609
Other non-currentliabilities	8,959
Deferred tax liabilities	10,706
Total non-current liabilities	71,251
TOTAL LIABILITIES	233,211
Shareholders' equity:
Share capital	8,056
Share premium	269,529
Retained earnings	478,145
Other components of equity	(146,894)
Less: shares, held in treasury, at cost	(56,417)
Total shareholders' equity	552,419
TOTAL LIABILITIES AND EQUITY	785,630
Adjustments on adoption of IFRS 15 [member]
Current assets:
Contract assets	(1,820)
Total current assets	(1,820)
Non-current assets:
Deferred tax assets	1,219
Contract assets	(6,967)
Total non-currentassets	(5,748)
TOTAL ASSETS	(7,568)
Current liabilities:
Contract liabilities	(9)
Total current liabilities	(9)
Non-currentliabilities:
Deferred tax liabilities	(3)
Total non-current liabilities	(3)
TOTAL LIABILITIES	(12)
Shareholders' equity:
Retained earnings	(7,864)
Other components of equity	308
Total shareholders' equity	(7,556)
TOTAL LIABILITIES AND EQUITY	(7,568)
Adjustments on adoption of IFRS9 [member]
Current assets:
Trade receivables, net	115
Total current assets	115
Non-current assets:
Deferred tax assets	(4)
Other non-currentassets	112
Total non-currentassets	108
TOTAL ASSETS	223
Non-currentliabilities:
Deferred tax liabilities	(1)
Total non-current liabilities	(1)
TOTAL LIABILITIES	(1)
Shareholders' equity:
Retained earnings	(366)
Other components of equity	590
Total shareholders' equity	224
TOTAL LIABILITIES AND EQUITY	223
Amounts (Balance) without adoption of IFRS 15 and IFRS9 [member]
Current assets:
Cash and cash equivalents	85,444		$ 99,829
Investments	67,913
Trade receivables, net	73,987
Unbilled revenue	66,752
Funds held for clients	7,063
Derivative assets	13,394
Contract assets	2,370
Prepayment and other current assets	16,783
Total current assets	333,706
Non-current assets:
Goodwill	130,811
Intangible assets	80,188
Property and equipment	60,998
Derivative assets	5,687
Deferred tax assets	24,987
Investments	82,487
Contract assets	15,070
Other non-currentassets	44,351
Total non-currentassets	444,579
TOTAL ASSETS	778,285
Current liabilities:
Trade payables	17,831
Provisions and accrued expenses	27,619
Derivative liabilities	2,096
Pension and other employee obligations	68,121
Current portion of long-term debt	27,969
Contract liabilities	5,418
Current taxes payable	2,603
Other liabilities	10,294
Total current liabilities	161,951
Non-currentliabilities:
Derivative liabilities	307
Pension and other employee obligations	11,248
Long- term debt	33,422
Contract liabilities	6,609
Other non-currentliabilities	8,959
Deferred tax liabilities	10,702
Total non-current liabilities	71,247
TOTAL LIABILITIES	233,198
Shareholders' equity:
Share capital	8,056
Share premium	269,529
Retained earnings	469,915
Other components of equity	(145,996)
Less: shares, held in treasury, at cost	(56,417)
Total shareholders' equity	545,087
TOTAL LIABILITIES AND EQUITY	$ 778,285